Income Per Share - Schedule of Weighted Average Number of Common Shares Issued (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net income (loss) attributable to owners of the Company	$ (5,145)	$ 3,822
Weighted average number of common shares outstanding (thousands)	44,357	39,144
Basic income (loss) per share	$ (0.11)	$ 0.10